Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 8,783	$ 8,390
Energy supply costs	2,520	2,495
Operating expenses	2,452	2,287
Depreciation and amortization	1,350	1,243
Gain on disposition	577	0
Operating income	3,038	2,365
Other income, net	138	60
Finance charges	1,035	974
Income tax expense	289	165
Net earnings	1,852	1,286
Non-controlling interests	130	120
Preference share dividends	67	66
Common equity shareholders	1,655	1,100
Goodwill	12,004	12,530	$ 11,644
Total assets	53,404	53,051
Capital expenditures	3,720	3,218
Intersegment eliminations
Segment Reporting Information [Line Items]
Revenue	(3)	(10)
Energy supply costs	0	0
Operating expenses	(3)	(10)
Depreciation and amortization	0	0
Gain on disposition	0
Operating income	0	0
Other income, net	0	0
Finance charges	0	0
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	0	0
Goodwill	0	0
Total assets	(327)	(73)
Capital expenditures	0	0
REGULATED | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	8,704	8,216
Energy supply costs	2,517	2,493
Operating expenses	2,363	2,229
Depreciation and amortization	1,328	1,209
Gain on disposition	0
Operating income	2,496	2,285
Other income, net	106	69
Finance charges	855	780
Income tax expense	321	317
Net earnings	1,426	1,257
Non-controlling interests	122	93
Preference share dividends	0	0
Common equity shareholders	1,304	1,164
Goodwill	11,977	12,503
Total assets	52,379	51,519
Capital expenditures	3,667	3,167
REGULATED | Operating Segments [Member] | ITC
Segment Reporting Information [Line Items]
Revenue	1,761	1,504
Energy supply costs	0	0
Operating expenses	489	448
Depreciation and amortization	270	234
Gain on disposition	0
Operating income	1,002	822
Other income, net	37	40
Finance charges	290	285
Income tax expense	174	139
Net earnings	575	438
Non-controlling interests	104	77
Preference share dividends	0	0
Common equity shareholders	471	361
Goodwill	7,970	8,369
Total assets	19,799	19,798
Capital expenditures	1,148	998
REGULATED | Operating Segments [Member] | UNS Energy
Segment Reporting Information [Line Items]
Revenue	2,212	2,202
Energy supply costs	814	868
Operating expenses	650	609
Depreciation and amortization	297	272
Gain on disposition	0
Operating income	451	453
Other income, net	28	10
Finance charges	130	104
Income tax expense	57	66
Net earnings	292	293
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	292	293
Goodwill	1,794	1,884
Total assets	10,205	10,182
Capital expenditures	915	599
REGULATED | Operating Segments [Member] | Central Hudson
Segment Reporting Information [Line Items]
Revenue	917	924
Energy supply costs	254	315
Operating expenses	451	410
Depreciation and amortization	79	71
Gain on disposition	0
Operating income	133	128
Other income, net	17	7
Finance charges	46	41
Income tax expense	19	20
Net earnings	85	74
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	85	74
Goodwill	586	615
Total assets	3,726	3,670
Capital expenditures	317	245
REGULATED | Operating Segments [Member] | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,331	1,187
Energy supply costs	438	322
Operating expenses	333	308
Depreciation and amortization	235	219
Gain on disposition	0
Operating income	325	338
Other income, net	16	7
Finance charges	136	134
Income tax expense	39	55
Net earnings	166	156
Non-controlling interests	1	1
Preference share dividends	0	0
Common equity shareholders	165	155
Goodwill	913	913
Total assets	7,305	6,815
Capital expenditures	463	486
REGULATED | Operating Segments [Member] | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	598	579
Energy supply costs	0	0
Operating expenses	145	167
Depreciation and amortization	214	192
Gain on disposition	0
Operating income	239	220
Other income, net	2	1
Finance charges	104	100
Income tax expense	6	1
Net earnings	131	120
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	131	120
Goodwill	228	227
Total assets	4,831	4,691
Capital expenditures	423	433
REGULATED | Operating Segments [Member] | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	418	408
Energy supply costs	121	135
Operating expenses	107	105
Depreciation and amortization	62	61
Gain on disposition	0
Operating income	128	107
Other income, net	4	3
Finance charges	72	40
Income tax expense	6	14
Net earnings	54	56
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	54	56
Goodwill	235	235
Total assets	2,328	2,244
Capital expenditures	106	106
REGULATED | Operating Segments [Member] | Other Electric
Segment Reporting Information [Line Items]
Revenue	1,467	1,412
Energy supply costs	890	853
Operating expenses	188	182
Depreciation and amortization	171	160
Gain on disposition	0
Operating income	218	217
Other income, net	2	1
Finance charges	77	76
Income tax expense	20	22
Net earnings	123	120
Non-controlling interests	17	15
Preference share dividends	0	0
Common equity shareholders	106	105
Goodwill	251	260
Total assets	4,185	4,119
Capital expenditures	295	300
NON-REGULATED | Operating Segments [Member] | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	82	184
Energy supply costs	3	2
Operating expenses	36	40
Depreciation and amortization	20	32
Gain on disposition	0
Operating income	23	110
Other income, net	2	1
Finance charges	0	6
Income tax expense	(1)	6
Net earnings	26	99
Non-controlling interests	8	27
Preference share dividends	0	0
Common equity shareholders	18	72
Goodwill	27	27
Total assets	711	1,478
Capital expenditures	28	44
NON-REGULATED | Operating Segments [Member] | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0
Energy supply costs	0	0
Operating expenses	56	28
Depreciation and amortization	2	2
Gain on disposition	577
Operating income	519	(30)
Other income, net	30	(10)
Finance charges	180	188
Income tax expense	(31)	(158)
Net earnings	400	(70)
Non-controlling interests	0	0
Preference share dividends	67	66
Common equity shareholders	333	(136)
Goodwill	0	0
Total assets	641	127
Capital expenditures	$ 25	$ 7